FINANCIAL INSTRUMENTS - Fair value measurement of assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 8.3	$ 4.5
Financial assets at amortised cost	292.0	219.2
Financial assets	300.3	223.7
Financial liabilities, at fair value	11.2	24.7
Financial liabilities at amortised cost	1,203.1	891.9
Financial liabilities	1,214.3	916.6
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Financial liabilities at amortised cost	1,135.3	842.4
Financial liabilities	1,135.3	842.4
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Financial liabilities at amortised cost	35.3	14.4
Financial liabilities	35.3	14.4
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	11.2	24.7
Financial liabilities at amortised cost	32.5	35.1
Financial liabilities	43.7	59.8
Loan receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Financial assets at amortised cost	4.6	4.6
Financial assets	4.6	4.6
Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Financial assets at amortised cost	84.0	58.6
Financial assets	84.0	58.6
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8.3	4.5
Financial assets at amortised cost	31.7	20.4
Financial assets	40.0	24.9
Cash and cash equivalents, including restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Financial assets at amortised cost	171.7	135.6
Financial assets	171.7	135.6
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8.3	4.5
Financial liabilities, at fair value	11.2	24.7
Level 2 | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Level 2 | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Level 2 | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	11.2	24.7
Level 2 | Loan receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Level 2 | Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Level 2 | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8.3	4.5
Level 2 | Cash and cash equivalents, including restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0.0	$ 0.0